UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: February 29, 2016

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Growth Portfolio

Consolidated Portfolio of Investments

May 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 34.2%
United States - 34.2%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (a)	U.S.$	643	$653,447
0.125%, 4/15/20-1/15/22 (TIPS)		1,006	1,011,294
0.625%, 7/15/21 (TIPS)		353	367,173
1.125%, 1/15/21 (TIPS)		405	430,987
1.25%, 7/15/20 (TIPS)		663	713,233
1.375%, 7/15/18 (TIPS) (a)		146	155,086
1.375%, 1/15/20 (TIPS)		331	355,608
1.875%, 7/15/19 (TIPS)		285	312,525
2.125%, 1/15/19 (TIPS)		166	181,658

Total Inflation-Linked Securities (cost $4,168,582)			4,181,011

GOVERNMENTS - TREASURIES - 9.7%
Brazil - 1.2%
Brazil Notas do Tesouro Nacional Series B
6.00%, 8/15/50	BRL	177	150,174

Canada - 8.5%
Canadian Government Bond
2.50%, 6/01/24	CAD	1,189	1,035,958

Total Governments - Treasuries (cost $1,185,912)			1,186,132

	Shares
INVESTMENT COMPANIES - 6.2%
Funds and Investment Trusts - 6.2%
iShares MSCI All Country Asia ex Japan ETF (b)		4,460	294,494
SPDR S&P Emerging Europe ETF		3,440	101,583
Vanguard REIT ETF (b)		4,650	368,001

Total Investment Companies (cost $758,073)			764,078

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Forward Contracts - 0.2%
CHF/USD
Expiration: Aug 2015, Exercise Price: CHF 0.975 (c)		1,200,000	12,303
EUR/USD
Expiration: Aug 2015, Exercise Price: EUR 1.07 (c)		1,200,000	15,703

			28,006

	Notional Amount (000)			U.S. $ Value
Swaptions - 0.0%
IRS Swaption, JPMorgan Chase Bank, NA
Expiration: Aug 2015, Pay 2.80%, Receive 3-Month LIBOR (BBA) (c)		3,000		200
IRS Swaption, JPMorgan Chase Bank, NA
Expiration: Aug 2015, Pay 3.50%, Receive 3-Month LIBOR (BBA) (c)		2,000		321
IRS Swaption, JPMorgan Chase Bank, NA
Expiration: Aug 2015, Pay 4.14%, Receive 3-Month LIBOR (BBA) (c)		1,000		39

				560

Total Options Purchased - Puts (premiums paid $72,639)				28,566

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index
Expiration: Aug 2015, Exercise Price: $ 2,225.00 (c)		300		1,422
S&P 500 Index
Expiration: Jul 2015, Exercise Price: $ 2,150.00 (c)		300		4,560

Total Options Purchased - Calls (premiums paid $10,125)				5,982

	Shares
SHORT-TERM INVESTMENTS - 24.6%
Investment Companies - 24.5%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (d)(e) (cost $3,003,619)		3,003,619		3,003,619

	Principal Amount (000)
Time Deposits - 0.1%
BBH Grand Cayman
(0.211)%, 6/01/15	EUR	5		5,863
0.005%, 6/01/15	HKD	0	*	0	^
0.005%, 6/01/15	JPY	620		4,996
5.55%, 6/01/15	ZAR	0	*	0	^

Total Time Deposits (cost $11,157)				10,859

Total Short-Term Investments (cost $3,014,776)				3,014,478

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 75.0% (cost $9,210,107)		9,180,247

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.4%
Investment Companies - 3.4%
AB Exchange Reserves - Class I, 0.07% (d)(e) (cost $419,010)	419,010	419,010

Total Investments - 78.4% (cost $9,629,117) (f)		9,599,257
Other assets less liabilities - 21.6%		2,645,350

Net Assets - 100.0%		$12,244,607

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	10	June 2015	$1,002,278	$982,435	$(19,843)
Brent Crude Oil Futures	1	December 2018	90,343	73,710	(16,633)
Brent Crude Oil Futures	1	June 2015	65,560	65,560	– 0	–
Cocoa Futures	2	July 2015	56,980	61,700	4,720
Copper Futures	4	July 2015	268,950	272,800	3,850
Corn Futures	3	July 2015	57,150	52,725	(4,425)
Cotton No. 2 Futures	3	July 2015	97,075	96,525	(550)
Crude Oil Futures	1	July 2015	58,860	60,300	1,440
Euro STOXX 50 Index Futures	26	June 2015	1,024,873	1,018,487	(6,386)
FTSE 100 Index Futures	3	June 2015	311,266	319,967	8,701
Gasoline Rbob Futures	2	July 2015	155,744	173,266	17,522
Gold Futures	3	August 2015	356,370	356,940	570
Heating Oil Futures	2	July 2015	153,922	163,775	9,853
Live Cattle Futures	1	June 2015	61,290	60,930	(360)
LME Alum Hg Futures	4	June 2015	178,500	170,825	(7,675)
LME Lead Futures	1	June 2015	49,950	48,500	(1,450)
Long Gilt Futures	11	September 2015	1,957,972	1,980,501	22,529
MSCI Emerging Market Mini Futures	7	June 2015	328,700	348,189	19,489
Natural Gas Futures	6	July 2015	170,280	158,520	(11,760)
Russell 2000 Mini Futures	3	June 2015	360,690	373,290	12,600
S&P 500 E-Mini Futures	15	June 2015	1,548,973	1,579,501	30,528
S&P Mid 400 E-Mini Futures	2	June 2015	293,530	304,640	11,110
Soybean Futures	3	July 2015	144,863	140,100	(4,763)
Soybean Meal Futures	3	July 2015	96,280	91,710	(4,570)

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2015	Unrealized Appreciation/ (Depreciation)
Soybean Oil Futures	8	July 2015	$151,614	$159,984	$8,370
TOPIX Index Futures	6	June 2015	742,168	803,305	61,137
U.S. T-Note 10 Yr Futures (CBT)	22	September 2015	2,789,453	2,809,125	19,672
U.S. Ultra Bond (CBT) Futures	4	September 2015	627,031	641,125	14,094
Wheat Futures (CBT)	4	July 2015	99,500	95,400	(4,100)

					$163,670

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	53	EUR	50	6/18/15	$1,431
Barclays Bank PLC	GBP	42	USD	62	6/18/15	(2,234)
Brown Brothers Harriman & Co.	AUD	61	USD	46	6/18/15	(194)
Brown Brothers Harriman & Co.	CAD	57	USD	45	6/18/15	(719)
Brown Brothers Harriman & Co.	CHF	98	USD	100	6/18/15	(4,089)
Brown Brothers Harriman & Co.	EUR	150	USD	159	6/18/15	(5,786)
Brown Brothers Harriman & Co.	EUR	294	USD	335	6/18/15	12,008
Brown Brothers Harriman & Co.	GBP	45	USD	66	6/18/15	(2,867)
Brown Brothers Harriman & Co.	JPY	17,774	USD	147	6/18/15	3,641
Brown Brothers Harriman & Co.	USD	48	AUD	61	6/18/15	(1,739)
Brown Brothers Harriman & Co.	USD	46	CAD	56	6/18/15	(1,242)
Brown Brothers Harriman & Co.	USD	12	CHF	11	6/18/15	(309)
Brown Brothers Harriman & Co.	USD	134	CHF	133	6/18/15	7,629
Brown Brothers Harriman & Co.	USD	97	EUR	84	6/18/15	(3,756)
Brown Brothers Harriman & Co.	USD	108	EUR	100	6/18/15	1,569
Brown Brothers Harriman & Co.	USD	22	GBP	14	6/18/15	(184)
Brown Brothers Harriman & Co.	USD	110	GBP	73	6/18/15	1,799
Brown Brothers Harriman & Co.	USD	248	JPY	29,964	6/18/15	(6,667)
Brown Brothers Harriman & Co.	CAD	49	USD	39	9/17/15	(26)
Brown Brothers Harriman & Co.	USD	19	AUD	24	9/17/15	(282)
Brown Brothers Harriman & Co.	USD	39	CAD	49	9/17/15	140
Brown Brothers Harriman & Co.	USD	163	EUR	150	9/17/15	1,873
Brown Brothers Harriman & Co.	USD	75	GBP	49	9/17/15	(461)
Citibank, NA	CAD	1,277	USD	1,021	9/15/15	(4,070)
Goldman Sachs Bank USA	USD	14	CHF	14	6/18/15	698
Royal Bank of Scotland PLC	BRL	493	USD	157	8/04/15	5,630
UBS AG	USD	239	EUR	210	6/18/15	$(8,536)

						$(6,743)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares 20+ Year Treasury Bond ETF (g)	100	$128.00	July 2015	$4,896	$(7,750)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
iShares 20+ Year Treasury Bond ETF (g)	100	$114.00	July 2015	$14,195	$(4,350)
iShares 20+ Year Treasury Bond ETF (g)	100	115.00	July 2015	14,596	(5,700)

				$28,791	$(10,050)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	(5.00)%	2.71%		$108	$(10,173)	$(3,850)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-EM Series 22, 5 Year Index, 12/20/19*	1.00	3.63		250	(25,363)	2,773
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	2.47		68	6,362	2,683
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	5.00	2.71		205	19,314	7,301
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	2.94		118	10,939	4,112
CDX-NAIG Series 21, 5 Year Index, 12/20/18*	1.00	0.48		100	2,035	1,070
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	1.00	0.55		710	14,017	2,288
iTraxx Europe Series 21, 5 Year Index, 6/20/19*	1.00	0.52	EUR	100	2,331	667
iTraxx Europe Series 21, 5 Year Index, 6/20/19*	1.00	0.52		90	2,098	214
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	2.10		$49	4,571	3,217
CDX-NAHY Series 24 5 Year Index, 6/20/20*	5.00	3.37		370	29,920	5,722
CDX-NAHY Series 24 5 Year Index, 6/20/20*	5.00	3.37		120	9,704	1,628

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00%	0.38%		$90	$1,877	$1,390
CDX-NAIG Series 24 5 Year Index, 6/20/20*	1.00	0.64		240	4,687	643
iTraxx Europe Crossover Series 23 5 Year Index, 6/20/20*	5.00	2.87	EUR	220	25,720	1,055

					$98,039	$30,913

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
CDX-NAIG Series 19, 5 Year Index, 12/20/17*	1.00%	0.31%		$60	$1,183	$87	$1,096
Barclays Bank PLC
CDX-NAIG Series 19, 5 Year Index, 12/20/17*	1.00	0.31		60	1,183	73	1,110
Citibank, N.A
CDX-EM Series 21, 5 Year Index, 6/20/19*	5.00	3.94		106	6,341	9,859	(3,518)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.38		30	774	104	670
iTraxx Europe Series 18, 5 Year Index, 12/20/17*	1.00	0.37	EUR	45	901	(223)	1,124
iTraxx Europe Series 18, 5 Year Index, 12/20/17*	1.00	0.37		10	200	(112)	312
JPMorgan Chase Bank, NA
iTraxx Europe Series 18, 5 Year Index, 12/20/17*	1.00	0.37		45	900	(229)	1,129

					$11,482	$9,559	$1,923

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,200	3/24/25	2.21%	CPI	#	$1,191
Deutsche Bank AG	1,200	4/07/25	2.19%	CPI	#	2,462
Deutsche Bank AG	1,200	4/21/25	2.30%	CPI	#	(3,063)

						$590

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	BRL	7,000	1/02/17	1 Day CDI	13.360%	$2,372
Deutsche Bank AG		3,000	1/02/21	12.170%	1 Day CDI	(2,117)

						$255

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
SPDR S&P 500 ETF	1,148	0.270%	$244	6/15/15	$(1,526)
SPDR S&P 500 ETF	1,404	0.270%	298	6/15/15	(1,866)

					$(3,392)

*	Principal amount less than 500.
^	Less than $0.50.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of May 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $64,329 and gross unrealized depreciation of investments was $(94,189), resulting in net unrealized depreciation of $(29,860).
(g)	One contract relates to 100 shares.

Currency Abbreviation:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

BBA	-	British Bankers Association
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index

AB All Market Growth Portfolio

May 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2015:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$4,181,011		$	– 0	–	$4,181,011
Governments-Treasuries		– 0	–	1,186,132			– 0	–	1,186,132
Investment Companies		764,078		– 0	–		– 0	–	764,078
Options Purchased - Puts		– 0	–	28,566			– 0	–	28,566
Options Purchased - Calls		– 0	–	5,982			– 0	–	5,982
Short-Term Investments:
Investment Companies		3,003,619		– 0	–		– 0	–	3,003,619
Time Deposits		– 0	–	10,859			– 0	–	10,859
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		419,010		– 0	–		– 0	–	419,010

Total Investments in Securities		4,186,707		5,412,550			– 0	–	9,599,257
Other Financial Instruments*:
Assets
Futures		156,858		89,327			– 0	–	246,185
Forward Currency Exchange Contracts		– 0	–	36,418			– 0	–	36,418
Centrally Cleared Credit Default Swaps		– 0	–	34,763			– 0	–	34,763
Credit Default Swaps		– 0	–	5,441			– 0	–	5,441
Inflation (CPI) Swaps		– 0	–	3,653			– 0	–	3,653
Interest Rate Swaps		– 0	–	2,372			– 0	–	2,372
Liabilities
Futures		(76,129)		(6,386)			– 0	–	(82,515)
Forward Currency Exchange Contracts		– 0	–	(43,161)			– 0	–	(43,161)
Call Options Written		– 0	–	(7,750)			– 0	–	(7,750)
Put Options Written		– 0	–	(10,050)			– 0	–	(10,050)
Centrally Cleared Credit Default Swaps		– 0	–	(3,850)			– 0	–	(3,850)
Credit Default Swaps		– 0	–	(3,518)			– 0	–	(3,518)
Inflation (CPI) Swaps		– 0	–	(3,063)			– 0	–	(3,063)
Interest Rate Swaps		– 0	–	(2,117)			– 0	–	(2,117)
Total Return Swaps		– 0	–	(3,392)			– 0	–	(3,392)

Total^		$4,267,436		$5,501,237		$	– 0	–	$9,768,673

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, process at vendors, 2) daily and monthly multi-source pricing compares, reviewed and submitted to the Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 20, 2015